UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5851

Colonial InterMarket Income Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	11/30/2007

Date of reporting period:	2/28/2007

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
February 28, 2007 (Unaudited)	Colonial InterMarket Income Trust I

			Par ($)	Value ($)*
Government & Agency Obligations – 53.3%
FOREIGN GOVERNMENT OBLIGATIONS – 31.4%
Aries Vermoegensverwaltungs GmbH
	6.919% 10/25/07(a)	EUR	250,000	337,520
	7.750% 10/25/09(b)		250,000	359,855
Corp. Andina de Fomento
	6.375% 06/18/09		340,000	468,986
European Investment Bank
	4.600% 01/30/37(b)	GBP	600,000	520,055
	5.500% 12/07/11		300,000	592,145
Federal Republic of Brazil
	6.000% 01/17/17	USD	550,000	548,900
	7.375% 02/03/15	EUR	380,000	577,499
	8.750% 02/04/25	USD	265,000	333,900
	11.000% 08/17/40		410,000	547,965
	12.500% 01/05/22	BRL	350,000	188,576
Federal Republic of Germany
	4.250% 07/04/14	EUR	970,000	1,307,885
	5.000% 07/04/12		375,000	521,540
	6.000% 06/20/16		700,000	1,071,179
Government of Canada
	4.500% 06/01/15	CAD	755,000	667,203
	10.000% 06/01/08		1,400,000	1,283,581
Government of New Zealand
	6.000% 11/15/11	NZD	240,000	165,700
	7.000% 07/15/09		270,000	190,910
Kingdom of Norway
	5.500% 05/15/09	NOK	7,180,000	1,192,091
	6.000% 05/16/11		4,590,000	790,445
Kingdom of Spain
	5.500% 07/30/17	EUR	820,000	1,219,673
Kingdom of Sweden
	5.000% 01/28/09	SEK	9,065,000	1,327,746
	6.750% 05/05/14		6,210,000	1,049,244
Philippine Government International Bond
	6.375% 01/15/32	USD	260,000	253,500
Province of Ontario
	5.000% 03/08/14	CAD	550,000	493,373
Province of Quebec
	6.000% 10/01/12		380,000	354,115

			Par ($)	Value ($)*
Government & Agency Obligations – (continued)
FOREIGN GOVERNMENT OBLIGATIONS – (continued)
Queensland Treasury Corp.
	5.500% 05/14/10	AUD	1,160,000	897,046
Republic of Bulgaria
	8.250% 01/15/15	USD	645,000	766,969
Republic of Colombia
	8.125% 05/21/24		480,000	554,400
	9.750% 04/09/11		314,949	341,719
	11.375% 01/31/08	EUR	245,000	343,350
Republic of France
	4.000% 10/25/09		420,000	557,230
	4.000% 04/25/14		630,000	836,237
	4.750% 10/25/12		600,000	826,556
Republic of Panama
	8.875% 09/30/27	USD	560,000	714,000
Republic of Peru
	7.500% 10/14/14	EUR	210,000	316,810
	9.875% 02/06/15	USD	100,000	126,500
Republic of Poland
	5.750% 03/24/10	PLN	1,850,000	642,151
Republic of South Africa
	6.500% 06/02/14	USD	920,000	977,960
	13.000% 08/31/10	ZAR	1,530,000	243,044
Republic of Venezuela
	7.000% 03/16/15	USD	200,000	277,401
	9.250% 09/15/27		290,000	361,050
Russian Federation
	5.000% 03/31/30 (7.500% 03/31/07)(c)		525,000	594,982
	11.000% 07/24/18		500,000	720,650
	12.750% 06/24/28		595,000	1,078,533
Treasury Corp. of Victoria
	6.250% 10/15/12	AUD	765,000	607,757
United Kingdom Treasury
	5.750% 12/07/09	GBP	165,000	328,152
	8.000% 06/07/21		190,000	500,800
	9.000% 07/12/11		415,000	937,173
United Mexican States
	8.125% 12/30/19	USD	100,000	121,850
	8.375% 01/14/11		875,000	968,625

			Par ($)	Value ($)*
Government & Agency Obligations – (continued)
FOREIGN GOVERNMENT OBLIGATIONS – (continued)
	11.375% 09/15/16		625,000	893,750
	FOREIGN GOVERNMENT OBLIGATIONS TOTAL			31,898,281
U.S. GOVERNMENT AGENCIES – 0.9%
Federal Farm Credit Bank
	5.000% 08/25/10		900,000	894,397
	U.S. GOVERNMENT AGENCIES TOTAL			894,397
U.S. GOVERNMENT OBLIGATIONS – 21.0%
U.S. Treasury Bonds
	7.500% 11/15/24		865,000	1,144,705
	8.875% 02/15/19		1,817,000	2,509,589
	10.375% 11/15/12		1,520,000	1,575,041
	10.625% 08/15/15		2,780,000	3,951,509
	12.500% 08/15/14		5,309,000	6,276,024
U.S. Treasury Notes
	5.000% 02/15/11		1,845,000	1,879,881
	5.125% 06/30/08		1,800,000	1,808,086
	5.125% 05/15/16		2,100,000	2,186,789
	U.S. GOVERNMENT OBLIGATIONS TOTAL			21,331,624
	Total Government & Agency Obligations (cost of $54,246,675)			54,124,302
Corporate Fixed-Income Bonds & Notes – 37.8%
BASIC MATERIALS – 3.2%
Chemicals – 1.4%
Agricultural Chemicals – 0.2%
Mosaic Co.
	7.375% 12/01/14(b)		40,000	41,300
	7.625% 12/01/16(b)		150,000	156,375
				197,675
Chemicals-Diversified – 1.0%
BCP Crystal US Holdings Corp.
	9.625% 06/15/14		82,000	91,123
EquiStar Chemicals LP
	10.625% 05/01/11		120,000	126,900
Huntsman International LLC
	6.875% 11/15/13(b)	EUR	75,000	102,229
	7.875% 11/15/14(b)	USD	105,000	108,675
Ineos Group Holdings PLC
	7.875% 02/15/16(b)	EUR	35,000	43,596
	8.500% 02/15/16(b)	USD	105,000	102,112

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Chemicals – (continued)
Chemicals-Diversified – (continued)
Innophos Investments Holdings, Inc.
	PIK,
	13.374% 02/15/15(a)	43,904	45,935
Lyondell Chemical Co.
	8.000% 09/15/14	95,000	99,987
	8.250% 09/15/16	135,000	145,125
NOVA Chemicals Corp.
	6.500% 01/15/12	155,000	147,250
			1,012,932
Chemicals-Specialty – 0.2%
Chemtura Corp.
	6.875% 06/01/16	135,000	130,950
Rhodia SA
	8.875% 06/01/11	100,000	104,750
			235,700
Chemicals Total			1,446,307
Forest Products & Paper – 0.9%
Paper & Related Products – 0.9%
Abitibi-Consolidated, Inc.
	8.375% 04/01/15	135,000	131,287
Boise Cascade LLC
	7.125% 10/15/14	80,000	78,400
Domtar, Inc.
	7.125% 08/15/15	125,000	125,469
Georgia-Pacific Corp.
	8.000% 01/15/24	190,000	193,800
Neenah Paper, Inc.
	7.375% 11/15/14	60,000	58,200
NewPage Corp.
	10.000% 05/01/12	70,000	76,300
	12.000% 05/01/13	70,000	76,300
Norske Skog
	7.375% 03/01/14	125,000	123,750
	8.625% 06/15/11	60,000	61,200
			924,706
Forest Products & Paper Total			924,706

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Iron/Steel – 0.1%
Steel-Producers – 0.1%
Steel Dynamics, Inc.
	9.500% 03/15/09	70,000	71,750
			71,750
Steel-Specialty – 0.0%
UCAR Finance, Inc.
	10.250% 02/15/12	58,000	61,045
			61,045
Iron/Steel Total			132,795
Metals & Mining – 0.8%
Diversified Minerals – 0.3%
FMG Finance Ltd.
	10.625% 09/01/16(b)	220,000	253,000
			253,000
Non-Ferrous Metals – 0.5%
Codelco, Inc.
	5.500% 10/15/13	500,000	506,765
			506,765
Metals & Mining Total			759,765
BASIC MATERIALS TOTAL			3,263,573
COMMUNICATIONS – 7.3%
Media – 2.9%
Broadcast Services/Programs – 0.2%
Clear Channel Communications, Inc.
	4.900% 05/15/15	75,000	63,410
	5.500% 12/15/16	125,000	107,861
			171,271
Cable TV – 1.4%
Atlantic Broadband Finance LLC
	9.375% 01/15/14	115,000	117,875
Charter Communications Holdings I LLC
	9.920% 04/01/14	265,000	244,462
	11.000% 10/01/15	105,000	109,200
Charter Communications Holdings II LLC
	10.250% 09/15/10	125,000	131,563
CSC Holdings, Inc.
	7.625% 04/01/11	220,000	226,050
DirecTV Holdings LLC
	6.375% 06/15/15	155,000	148,994

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Cable TV – (continued)
EchoStar DBS Corp.
6.625% 10/01/14	215,000	217,150
Insight Midwest LP
9.750% 10/01/09	57,000	57,998
Telenet Group Holding NV
(d) 06/15/14
(11.500% 12/15/08)(b)	147,000	135,607
		1,388,899
Multimedia – 0.4%
Advanstar Communications, Inc.
15.000% 10/15/11	125,000	130,000
Lamar Media Corp.
6.625% 08/15/15	135,000	132,975
Quebecor Media, Inc.
7.750% 03/15/16	140,000	143,500
		406,475
Publishing-Periodicals – 0.8%
Dex Media West LLC
9.875% 08/15/13	247,000	268,921
Dex Media, Inc.
(d) 11/15/13
(9.000% 11/15/08)	105,000	97,125
PriMedia, Inc.
8.000% 05/15/13	185,000	190,088
R.H. Donnelley Corp.
8.875% 01/15/16	120,000	128,100
Readers Digest Assn, Inc.
9.000% 02/15/17	120,000	119,250
		803,484
Radio – 0.1%
CMP Susquehanna Corp.
9.875% 05/15/14(b)	130,000	133,575
		133,575
Media Total		2,903,704
Telecommunication Services – 4.4%
Cellular Telecommunications – 1.8%
Cricket Communications, Inc.
9.375% 11/01/14(b)	215,000	226,825

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Cellular Telecommunications – (continued)
Digicel Group Ltd.
8.875% 01/15/15(b)	100,000	97,625
PIK,
9.125% 01/15/15(b)	120,000	116,850
Dobson Cellular Systems, Inc.
8.375% 11/01/11	160,000	170,000
9.875% 11/01/12	170,000	184,875
Horizon PCS, Inc.
11.375% 07/15/12	80,000	88,800
iPCS Escrow Co.
11.500% 05/01/12	70,000	77,350
MetroPCS Wireless, Inc.
9.250% 11/01/14(b)	200,000	210,000
Rogers Cantel, Inc.
9.750% 06/01/16	155,000	196,075
Rogers Wireless, Inc.
8.000% 12/15/12	70,000	74,637
Rural Cellular Corp.
9.750% 01/15/10	30,000	30,788
11.110% 11/01/12(a)	115,000	119,600
US Unwired, Inc.
10.000% 06/15/12	165,000	180,519
Wind Acquisition Financial SA
12.610% 12/21/11	100,000	102,500
		1,876,444
Satellite Telecommunications – 0.6%
Inmarsat Finance II PLC
(d) 11/15/12
(10.375% 11/15/08)	190,000	178,125
Intelsat Bermuda, Ltd.
11.250% 06/15/16(b)	180,000	203,850
Intelsat Intermediate Holdings Co., Ltd.
(d) 02/01/15
(9.250% 02/01/10)	135,000	111,713
PanAmSat Corp.
9.000% 08/15/14	92,000	99,360
		593,048
Telecommunication Equipment – 0.2%
Lucent Technologies, Inc.
6.450% 03/15/29	180,000	163,800
		163,800

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Telecommunication Services – 0.7%
Embarq Corp.
7.082% 06/01/16		60,000	62,043
7.995% 06/01/36		55,000	58,396
Nordic Telephone Co. Holdings ApS
8.250% 05/01/16(b)	EUR	85,000	124,577
Syniverse Technologies, Inc.
7.750% 08/15/13	USD	105,000	105,525
Time Warner Telecom Holdings, Inc.
9.250% 02/15/14		140,000	150,150
West Corp.
11.000% 10/15/16(b)		190,000	205,675
			706,366
Telephone-Integrated – 1.1%
Cincinnati Bell, Inc.
7.000% 02/15/15		135,000	134,494
Citizens Communications Co.
7.875% 01/15/27(b)		110,000	114,675
Qwest Communications International, Inc.
7.500% 02/15/14		100,000	103,625
Qwest Corp.
7.500% 10/01/14		95,000	100,819
7.500% 06/15/23		195,000	197,681
8.875% 03/15/12		160,000	176,800
US LEC Corp.
13.870% 10/01/09(a)		95,000	100,462
Windstream Corp.
8.625% 08/01/16		170,000	186,150
			1,114,706
Telecommunication Services Total			4,454,364
COMMUNICATIONS TOTAL			7,358,068
CONSUMER CYCLICAL – 6.3%
Apparel – 0.6%
Apparel Manufacturers – 0.6%
Broder Brothers Co.
11.250% 10/15/10		85,000	86,062
Hanesbrands, Inc.
8.734% 12/15/14(a)(b)		75,000	76,688

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Apparel – (continued)
Apparel Manufacturers – (continued)
Levi Strauss & Co.
	9.750% 01/15/15	235,000	258,500
Phillips-Van Heusen Corp.
	7.250% 02/15/11	100,000	101,750
	8.125% 05/01/13	75,000	78,750
			601,750
Apparel Total			601,750
Auto Manufacturers – 0.3%
Auto-Cars/Light Trucks – 0.3%
Ford Motor Co.
	7.450% 07/16/31	140,000	112,350
General Motors Corp.
	8.375% 07/15/33	205,000	190,138
			302,488
Auto Manufacturers Total			302,488
Auto Parts & Equipment – 0.6%
Auto/Truck Parts & Equipment-Original – 0.3%
ArvinMeritor, Inc.
	8.125% 09/15/15	95,000	96,425
HLI Operating Co., Inc.
	10.500% 06/15/10	120,000	123,600
TRW Automotive, Inc.
	9.375% 02/15/13	130,000	139,587
			359,612
Auto/Truck Parts & Equipment-Replacement – 0.1%
Commercial Vehicle Group, Inc.
	8.000% 07/01/13	115,000	115,863
		115,863
Rubber-Tires – 0.2%
Goodyear Tire & Rubber Co.
	8.625% 12/01/11(b)	55,000	58,437
	9.000% 07/01/15	135,000	146,644
			205,081
Auto Parts & Equipment Total			680,556

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Distribution/Wholesale – 0.1%
Distribution/Wholesale – 0.1%
Buhrmann US, Inc.
	7.875% 03/01/15	85,000	85,213
			85,213
Distribution/Wholesale Total			85,213
Entertainment – 0.6%
Gambling (Non-Hotel) – 0.1%
Global Cash Access LLC
	8.750% 03/15/12	131,000	137,550
			137,550
Music – 0.3%
Steinway Musical Instruments, Inc.
	7.000% 03/01/14(b)	125,000	122,500
WMG Acquisition Corp.
	7.375% 04/15/14	125,000	121,250
WMG Holdings Corp.
	(d) 12/15/14 (9.500% 12/15/09)	135,000	105,975
			349,725
Resorts/Theme Parks – 0.2%
Six Flags, Inc.
	9.625% 06/01/14	155,000	149,962
			149,962
Entertainment Total			637,237
Home Builders – 0.3%
Building-Residential/Commercial – 0.3%
K. Hovnanian Enterprises, Inc.
	6.375% 12/15/14	160,000	151,600
	8.875% 04/01/12	25,000	25,625
KB Home
	5.875% 01/15/15	110,000	103,540
			280,765
Home Builders Total			280,765
Home Furnishings – 0.1%
Home Furnishings – 0.1%
Sealy Mattress Co.
	8.250% 06/15/14	105,000	110,775
			110,775
Home Furnishings Total			110,775

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Housewares – 0.1%
Housewares – 0.1%
Vitro SA de CV
	9.125% 02/01/17(b)	75,000	76,500
			76,500
Housewares Total			76,500
Leisure Time – 0.4%
Cruise Lines – 0.2%
Royal Caribbean Cruises Ltd.
	7.000% 06/15/13	185,000	191,857
			191,857
Leisure & Recreational Products – 0.1%
K2, Inc.
	7.375% 07/01/14	100,000	101,000
			101,000
Recreational Centers – 0.1%
Town Sports International, Inc.
	(d) 02/01/14 (11.000% 02/01/09)	110,000	97,625
			97,625
Leisure Time Total			390,482
Lodging – 2.1%
Casino Hotels – 2.1%
Caesars Entertainment, Inc.
	7.875% 03/15/10	110,000	116,050
Chukchansi Economic Development Authority
	8.877% 11/15/12(a)(b)	95,000	97,731
Circus & Eldorado/Silver Legacy Capital Corp.
	10.125% 03/01/12	115,000	120,822
Galaxy Entertainment Finance Co., Ltd.
	9.875% 12/15/12(b)	215,000	234,619
Greektown Holdings LLC
	10.750% 12/01/13(b)	205,000	219,350
Harrah’s Operating Co., Inc.
	5.625% 06/01/15	50,000	43,250
Jacobs Entertainment, Inc.
	9.750% 06/15/14	160,000	168,000
Las Vegas Sands Corp.
	6.375% 02/15/15	130,000	125,450

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – (continued)
Casino Hotels – (continued)
MGM Mirage
	7.625% 01/15/17	270,000	273,375
Mohegan Tribal Gaming Authority
	6.875% 02/15/15	15,000	15,075
Pinnacle Entertainment, Inc.
	8.250% 03/15/12	175,000	180,250
Pokagon Gaming Authority
	10.375% 06/15/14(b)	75,000	82,125
Seminole Hard Rock Entertainment, Inc.
	7.860% 03/15/14(a)(b)	110,000	110,688
Station Casinos, Inc.
	6.625% 03/15/18	160,000	145,000
Wynn Las Vegas LLC
	6.625% 12/01/14	180,000	178,200
			2,109,985
Lodging Total			2,109,985
Retail – 1.0%
Retail-Arts & Crafts – 0.1%
Michaels Stores, Inc.
	11.375% 11/01/16(b)	105,000	113,925

Retail-Automobiles – 0.4%
Asbury Automotive Group, Inc.
	8.000% 03/15/14	140,000	142,975
AutoNation, Inc.
	7.000% 04/15/14	50,000	50,688
	7.360% 04/15/13(a)	30,000	30,450
United Auto Group, Inc.
	7.750% 12/15/16(b)	125,000	127,187
			351,300
Retail-Drug Stores – 0.1%
Rite Aid Corp.
	7.500% 01/15/15	130,000	129,350
			129,350
Retail-Propane Distributors – 0.1%
AmeriGas Partners LP
	7.125% 05/20/16	110,000	110,550
			110,550

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
Retail-Restaurants – 0.3%
Buffets, Inc.
	12.500% 11/01/14	105,000	110,250
Dave & Buster’s, Inc.
	11.250% 03/15/14	70,000	73,325
Landry’s Restaurants, Inc.
	7.500% 12/15/14	120,000	119,400
			302,975
Retail Total			1,008,100
Textiles – 0.1%
Textile-Products – 0.1%
INVISTA
	9.250% 05/01/12(b)	100,000	106,500
			106,500
Textiles Total			106,500
CONSUMER CYCLICAL TOTAL			6,390,351
CONSUMER NON-CYCLICAL – 5.3%
Agriculture – 0.1%
Tobacco – 0.1%
Reynolds American, Inc.
	7.625% 06/01/16	130,000	141,196
			141,196
Agriculture Total			141,196
Beverages – 0.3%
Beverages-Non-Alcoholic – 0.1%
Cott Beverages, Inc.
	8.000% 12/15/11	105,000	107,494
			107,494
Beverages-Wine/Spirits – 0.2%
Constellation Brands, Inc.
	7.250% 09/01/16	85,000	88,187
	8.125% 01/15/12	95,000	98,800
			186,987
Beverages Total			294,481

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Biotechnology – 0.2%
Medical-Biomedical/Gene – 0.2%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	150,000	154,500
			154,500
Biotechnology Total			154,500
Commercial Services – 1.5%
Commercial Services – 0.1%
Iron Mountain, Inc.
	7.750% 01/15/15	150,000	153,375
			153,375
Commercial Services-Finance – 0.1%
ACE Cash Express, Inc.
	10.250% 10/01/14(b)	85,000	87,550
			87,550
Funeral Services & Related Items – 0.0%
Service Corp. International
	6.750% 04/01/16	25,000	24,938
	7.375% 10/01/14	20,000	20,950
			45,888
Printing-Commercial – 0.3%
Quebecor World Capital Corp.
	8.750% 03/15/16(b)	190,000	194,275
Quebecor World, Inc.
	9.750% 01/15/15(b)	85,000	89,887
			284,162
Private Corrections – 0.3%
Corrections Corp. of America
	6.250% 03/15/13	130,000	129,675
GEO Group, Inc.
	8.250% 07/15/13	165,000	171,600
			301,275
Rental Auto/Equipment – 0.7%
Ashtead Capital, Inc.
	9.000% 08/15/16(b)	35,000	37,800
Ashtead Holdings PLC
	8.625% 08/01/15(b)	145,000	154,062
Hertz Corp.
	8.875% 01/01/14	120,000	129,300

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
Rental Auto/Equipment – (continued)
Rental Services Corp.
	9.500% 12/01/14(b)	155,000	165,075
United Rentals North America, Inc.
	6.500% 02/15/12	115,000	115,575
	7.750% 11/15/13	75,000	76,688
			678,500
Commercial Services Total			1,550,750
Cosmetics/Personal Care – 0.3%
Cosmetics & Toiletries – 0.3%
DEL Laboratories, Inc.
	8.000% 02/01/12	130,000	123,825
Elizabeth Arden, Inc.
	7.750% 01/15/14	140,000	143,500
			267,325
Cosmetics/Personal Care Total			267,325
Food – 0.6%
Food-Confectionery – 0.1%
Merisant Co.
	9.500% 07/15/13	95,000	64,956
			64,956
Food-Dairy Products – 0.1%
Dean Foods Co.
	7.000% 06/01/16	115,000	118,738
			118,738
Food-Miscellaneous/Diversified – 0.4%
Dole Food Co., Inc.
	8.625% 05/01/09	131,000	131,327
Pinnacle Foods Holding Corp.
	8.250% 12/01/13	180,000	193,500
Reddy Ice Holdings, Inc.
	(d) 11/01/12 (10.500% 11/01/08)	120,000	108,600
			433,427
Food Total			617,121
Healthcare Services – 1.1%
Dialysis Centers – 0.1%
DaVita, Inc.
	7.250% 03/15/15	145,000	146,450
			146,450

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare Services – (continued)
Medical-Hospitals – 0.6%
HCA, Inc.
	9.250% 11/15/16(b)	145,000	155,331
PIK,
	9.625% 11/15/16(b)	220,000	237,600
Tenet Healthcare Corp.
	9.875% 07/01/14	190,000	193,325
			586,256
Medical-Outpatient/Home Medical – 0.1%
Select Medical Corp.
	7.625% 02/01/15	80,000	70,400
			70,400
MRI/Medical Diagnostic Imaging – 0.1%
MedQuest, Inc.
	11.875% 08/15/12	95,000	86,450
			86,450
Physician Practice Management – 0.2%
US Oncology Holdings, Inc.
	10.675% 03/15/15(a)	55,000	56,238
US Oncology, Inc.
	9.000% 08/15/12	145,000	153,337
			209,575
Healthcare Services Total			1,099,131
Household Products/Wares – 0.5%
Consumer Products-Miscellaneous – 0.5%
American Greetings Corp.
	7.375% 06/01/16	120,000	124,050
Amscan Holdings, Inc.
	8.750% 05/01/14	145,000	142,825
Jarden Corp.
	7.500% 05/01/17	145,000	146,994
Jostens IH Corp.
	7.625% 10/01/12	130,000	133,250
			547,119
Household Products/Wares Total			547,119

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – 0.7%
Medical-Drugs – 0.3%
Elan Finance PLC
	8.875% 12/01/13(b)	185,000	187,775
Warner Chilcott Corp.
	8.750% 02/01/15	151,000	157,417
			345,192
Medical-Generic Drugs – 0.2%
Mylan Laboratories, Inc.
	6.375% 08/15/15	215,000	214,463
			214,463
Pharmacy Services – 0.1%
Omnicare, Inc.
	6.750% 12/15/13	75,000	74,250
			74,250
Vitamins & Nutrition Products – 0.1%
NBTY, Inc.
	7.125% 10/01/15	105,000	105,263
			105,263
Pharmaceuticals Total			739,168
CONSUMER NON-CYCLICAL TOTAL			5,410,791
ENERGY – 4.8%
Coal – 0.4%
Coal – 0.4%
Arch Western Finance LLC
	6.750% 07/01/13	145,000	142,463
Massey Energy Co.
	6.875% 12/15/13	160,000	153,600
Peabody Energy Corp.
	7.375% 11/01/16	70,000	73,150
			369,213
Coal Total			369,213
Oil & Gas – 3.0%
Oil & Gas Drilling – 0.1%
Pride International, Inc.
	7.375% 07/15/14	75,000	76,875
			76,875
Oil Companies-Exploration & Production – 2.0%
Chesapeake Energy Corp.
	6.375% 06/15/15	90,000	89,325
	7.500% 06/15/14	150,000	157,125

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Oil Companies-Exploration & Production – (continued)
Compton Petroleum Corp.
	7.625% 12/01/13	125,000	122,500
El Paso Production Holding Co.
	7.750% 06/01/13	190,000	198,550
Forest Oil Corp.
	8.000% 12/15/11	90,000	93,825
Magnum Hunter Resources, Inc.
	9.600% 03/15/12	97,000	101,729
Newfield Exploration Co.
	6.625% 04/15/16	90,000	89,550
OPTI Canada, Inc.
	8.250% 12/15/14(b)	115,000	119,025
PEMEX Finance Ltd.
	9.150% 11/15/18	205,000	250,547
	10.610% 08/15/17	135,000	175,839
PetroHawk Energy Corp.
	9.125% 07/15/13	140,000	148,750
Pogo Producing Co.
	6.625% 03/15/15	105,000	102,112
Quicksilver Resources, Inc.
	7.125% 04/01/16	110,000	107,800
Ras Laffan Liquefied Natural Gas Co., Ltd. III
	5.832% 09/30/16(b)	265,000	270,107
			2,026,784
Oil Company-Integrated – 0.3%
Qatar Petroleum
	5.579% 05/30/11(b)	140,000	140,701
Tyumen Oil Co.
	11.000% 11/06/07	180,000	185,976
			326,677
Oil Refining & Marketing – 0.1%
Tesoro Corp.
	6.625% 11/01/15	130,000	131,300
			131,300
Oil-Field Services – 0.5%
Gazprom
	9.625% 03/01/13	120,000	141,900

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Oil-Field Services – (continued)
Gazprom International SA
	7.201% 02/01/20	343,352	360,519
			502,419
Oil & Gas Total			3,064,055
Oil & Gas Services – 0.1%
Seismic Data Collection – 0.1%
Seitel Acquisition Corp.
	9.750% 02/15/14(b)	75,000	76,125
			76,125
Oil & Gas Services Total			76,125
Pipelines – 1.3%
Pipelines – 1.3%
Atlas Pipeline Partners LP
	8.125% 12/15/15	90,000	92,925
Colorado Interstate Gas Co.
	6.800% 11/15/15	140,000	149,715
MarkWest Energy Partners LP
	6.875% 11/01/14	120,000	116,100
	8.500% 07/15/16	50,000	51,875
Sonat, Inc.
	7.625% 07/15/11	355,000	379,850
Williams Companies, Inc.
	6.375% 10/01/10(b)	400,000	405,500
	7.750% 06/15/31	80,000	85,200
	8.125% 03/15/12	45,000	48,825
			1,329,990
Pipelines Total			1,329,990
ENERGY TOTAL			4,839,383
FINANCIALS – 3.2%
Diversified Financial Services – 2.9%
Finance-Auto Loans – 1.0%
Ford Motor Credit Co.
	7.375% 02/01/11	185,000	183,957
	8.000% 12/15/16	125,000	123,396
	9.875% 08/10/11	210,000	226,581
General Motors Acceptance Corp.
	6.875% 09/15/11	270,000	273,241

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Finance-Auto Loans – (continued)
GMAC LLC
	8.000% 11/01/31	245,000	270,154
			1,077,329
Finance-Consumer Loans – 0.4%
SLM Corp.
	6.500% 06/15/10	615,000	418,627
			418,627
Finance-Investment Banker/Broker – 0.3%
E*Trade Financial Corp.
	8.000% 06/15/11	140,000	146,650
LaBranche & Co., Inc.
	11.000% 05/15/12	125,000	135,937
			282,587
Special Purpose Entity – 1.2%
Buffalo Thunder Development Authority
	9.375% 12/15/14(b)	75,000	77,438
Dow Jones CDX High Yield Index
	8.375% 12/29/11(b)	200,000	207,250
Idearc, Inc.
	8.000% 11/15/16(b)	175,000	179,812
Sally Holdings LLC
	10.500% 11/15/16(b)	70,000	72,450
Snoqualmie Entertainment Authority
	9.125% 02/01/15(b)	25,000	25,813
	9.150% 02/01/14(a)(b)	25,000	25,375
Transneft
	5.670% 03/05/14(b)	520,000	517,075
Wimar Opco LLC
	9.625% 12/15/14(b)	85,000	85,531
			1,190,744
Diversified Financial Services Total			2,969,287
Real Estate Investment Trusts (REITs) – 0.3%
REITS-Hotels – 0.2%
Host Marriott LP
	6.750% 06/01/16	180,000	180,900
			180,900

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
REITS-Regional Malls – 0.1%
Rouse Co. LP/ TRC Co - Issuer, Inc.
	6.750% 05/01/13(b)	135,000	139,015
			139,015
		Total	319,915
FINANCIALS TOTAL			3,289,202
INDUSTRIALS – 5.3%
Aerospace & Defense – 0.4%
Aerospace/Defense-Equipment – 0.2%
DRS Technologies, Inc.
	6.875% 11/01/13	130,000	130,325
Sequa Corp.
	9.000% 08/01/09	85,000	89,675
			220,000
Electronics-Military – 0.2%
L-3 Communications Corp.
	5.875% 01/15/15	40,000	39,000
	6.375% 10/15/15	130,000	129,350
			168,350
Aerospace & Defense Total			388,350
Building Materials – 0.3%
Building & Construction Products-Miscellaneous – 0.3%
NTK Holdings, Inc.
	(d) 03/01/14 (10.750% 09/01/09)	225,000	176,625
Ply Gem Industries, Inc.
	9.000% 02/15/12	110,000	99,550
			276,175
Building Materials Total			276,175
Electronics – 0.2%
Electronic Components-Miscellaneous – 0.2%
Flextronics International Ltd.
	6.250% 11/15/14	155,000	149,962
NXP BV/NXP Funding LLC
	9.500% 10/15/15(b)	110,000	113,575
			263,537
Electronics Total			263,537

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Engineering & Construction – 0.1%
Building & Construction-Miscellaneous – 0.1%
Esco Corp.
	8.625% 12/15/13(b)	75,000	79,313
			79,313
Engineering & Construction Total			79,313
Environmental Control – 0.7%
Non-Hazardous Waste Disposal – 0.5%
Allied Waste North America, Inc.
	7.125% 05/15/16	180,000	182,925
	7.875% 04/15/13	315,000	328,387
			511,312
Recycling – 0.2%
Aleris International, Inc.
	10.000% 12/15/16(b)	85,000	89,675
	PIK,
	9.000% 12/15/14(b)	100,000	106,000
			195,675
Environmental Control Total			706,987
Hand / Machine Tools – 0.1%
Machinery-Electrical – 0.1%
Baldor Electric Co.
	8.625% 02/15/17	90,000	94,613
			94,613
Hand / Machine Tools Total			94,613
Machinery-Construction & Mining – 0.1%
Machinery-Construction & Mining – 0.1%
Terex Corp.
	7.375% 01/15/14	120,000	123,300
			123,300
Machinery-Construction & Mining Total			123,300
Machinery-Diversified – 0.3%
Machinery-General Industry – 0.2%
Douglas Dynamics LLC
	7.750% 01/15/12(b)	100,000	93,000
Manitowoc Co., Inc.
	7.125% 11/01/13	65,000	66,300
			159,300

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Machinery-Material Handling – 0.1%
Columbus McKinnon Corp.
	8.875% 11/01/13	110,000	117,150
			117,150
Machinery-Diversified Total			276,450
Metal Fabricate/Hardware – 0.2%
Metal Processors & Fabrication – 0.2%
Mueller Group, Inc.
	10.000% 05/01/12	88,000	95,260
Mueller Holdings, Inc.
	(d) 04/15/14 (14.750% 04/15/09)	75,000	68,250
TriMas Corp.
	9.875% 06/15/12	80,000	79,600
			243,110
Metal Fabricate/Hardware Total			243,110
Miscellaneous Manufacturing – 0.8%
Diversified Manufacturing Operators – 0.6%
Bombardier, Inc.
	6.300% 05/01/14(b)	245,000	234,587
J.B. Poindexter & Co.
	8.750% 03/15/14	105,000	95,813
Koppers Holdings, Inc.
	(d) 11/15/14 (9.875% 11/15/09)	125,000	105,000
Trinity Industries, Inc.
	6.500% 03/15/14	215,000	211,237
			646,637
Miscellaneous Manufacturing – 0.2%
American Railcar Industries, Inc.
	7.500% 03/01/14(b)	65,000	66,138
Nutro Products, Inc.
	10.750% 04/15/14(b)	115,000	126,500
			192,638
Miscellaneous Manufacturing Total			839,275
Packaging & Containers – 1.1%
Containers-Metal/Glass – 0.6%
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	195,000	203,775
Owens-Brockway Glass Container, Inc.
	8.250% 05/15/13	295,000	309,012

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Packaging & Containers – (continued)
Containers-Metal/Glass – (continued)
Owens-Illinois, Inc.
	7.500% 05/15/10	100,000	102,500
			615,287
Containers-Paper/Plastic – 0.5%
Consolidated Container Co., LLC
	(d) 06/15/09 (10.750% 06/15/07)	115,000	116,869
Jefferson Smurfit Corp.
	8.250% 10/01/12	155,000	158,100
MDP Acquisitions PLC
	9.625% 10/01/12	150,000	159,187
Solo Cup Co.
	8.500% 02/15/14	85,000	73,738
			507,894
Packaging & Containers Total			1,123,181
Transportation – 1.0%
Transportation-Marine – 0.5%
Navios Maritime Holdings, Inc.
	9.500% 12/15/14(b)	120,000	123,300
Ship Finance International Ltd.
	8.500% 12/15/13	160,000	163,600
Stena AB
	7.500% 11/01/13	190,000	192,850
			479,750
Transportation-Railroad – 0.2%
TFM SA de CV
	9.375% 05/01/12	150,000	160,875
			160,875
Transportation-Services – 0.2%
CHC Helicopter Corp.
	7.375% 05/01/14	160,000	157,200
PHI, Inc.
	7.125% 04/15/13	105,000	101,850
			259,050

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Transportation-Trucks – 0.1%
QDI LLC
	9.000% 11/15/10	95,000	92,150
			92,150
Transportation Total			991,825
INDUSTRIALS TOTAL			5,406,116
TECHNOLOGY – 0.8%
Computers – 0.1%
Computer Services – 0.1%
Sungard Data Systems, Inc.
	9.125% 08/15/13	100,000	106,750
			106,750
Computers Total			106,750
Semiconductors – 0.5%
Electronic Components-Semiconductors – 0.5%
Advanced Micro Devices, Inc.
	7.750% 11/01/12	75,000	77,250
Freescale Semiconductor, Inc.
	10.125% 12/15/16(b)	260,000	266,175
PIK,
	9.125% 12/15/14(b)	195,000	197,681
			541,106
Semiconductors Total			541,106
Software – 0.2%
Transactional Software – 0.2%
Open Solutions, Inc.
	9.750% 02/01/15(b)	135,000	139,388
		139,388
Software Total			139,388
TECHNOLOGY TOTAL			787,244
UTILITIES – 1.6%
Electric – 1.6%
Electric-Generation – 0.4%
AES Corp.
	7.750% 03/01/14	175,000	183,312
Edison Mission Energy
	7.500% 06/15/13	170,000	177,650
			360,962

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Electric-Integrated – 0.5%
CMS Energy Corp.
	6.875% 12/15/15	95,000	99,037
	8.500% 04/15/11	45,000	48,825
Mirant Mid Atlantic LLC
	8.625% 06/30/12	37,645	39,433
Nevada Power Co.
	9.000% 08/15/13	49,000	52,993
Sierra Pacific Resources
	6.750% 08/15/17	135,000	137,503
TECO Energy, Inc.
	7.000% 05/01/12	110,000	115,500
			493,291
Independent Power Producer – 0.7%
Calpine Generating Co. LLC
	14.370% 04/01/11(a)	85,000	89,250
Dynegy Holdings, Inc.
	7.125% 05/15/18	195,000	191,100
Mirant North America LLC
	7.375% 12/31/13	180,000	184,950
NRG Energy, Inc.
	7.250% 02/01/14	95,000	96,900
	7.375% 02/01/16	90,000	91,800
	7.375% 01/15/17	70,000	71,225
			725,225
Electric Total			1,579,478
UTILITIES TOTAL			1,579,478
Total Corporate Fixed-Income Bonds & Notes (cost of $35,103,845)			38,324,206
Mortgage-Backed Securities – 3.1%
Federal National Mortgage Association
	6.000% 02/01/37	990,622	999,248
	6.500% 11/01/36	1,850,640	1,886,744
Government National Mortgage Association
	9.000% 04/15/16	224	240
	9.000% 05/15/16	19,562	20,923
	9.000% 06/15/16	20,007	21,400
	9.000% 11/15/16	47,714	51,035

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	9.000% 12/15/16	9,441	10,098
	10.500% 07/15/19	7,807	8,746
	10.500% 05/15/20	7,673	8,608
	11.000% 01/15/18	3,080	3,439
	11.000% 05/15/18	12,672	14,149
	11.000% 08/15/18	3,671	4,100
	11.000% 01/15/19	50,493	56,532
	11.000% 02/15/19	2,521	2,772
	11.000% 04/15/19	1,083	1,213
	11.000% 05/15/19	8,408	9,414
Total Mortgage-Backed Securities (cost of $3,076,099)			3,098,661
Asset-Backed Securities – 0.8%
Equity One ABS, Inc.
	4.205% 04/25/34	425,000	407,619
GMAC Mortgage Corp.
	4.865% 09/25/34	350,000	345,104
Total Asset-Backed Securities (cost of $771,945)			752,723
Municipal Bonds – 0.2%
CALIFORNIA – 0.2%
CA Cabazon Band Mission Indians
	13.000% 10/01/11	230,000	243,117
CALIFORNIA TOTAL			243,117
Total Municipal Bonds (cost of $230,000)			243,117
Convertible Bond – 0.2%
COMMUNICATIONS – 0.2%
Media – 0.2%
Telephone-Integrated – 0.2%
NTL Cable PLC
	8.750% 04/15/14	165,000	234,729
			234,729
Media Total			234,729
COMMUNICATIONS TOTAL			234,729
Total Convertible Bond (cost of $216,780)			234,729

		Shares	Value ($)
Common Stocks – 0.0%
INDUSTRIALS – 0.0%
Commercial Services & Supplies – 0.0%
	Fairlane Management Corp. (e)(f)(g)	1,800	—
Commercial Services & Supplies Total			—
Road & Rail – 0.0%
	Quality Distribution, Inc.	671	6,456
Road & Rail Total			6,456
INDUSTRIALS TOTAL			6,456
	Total Common Stocks (cost of $–)		6,456
		Units
Warrants – 0.0%
COMMUNICATIONS – 0.0%
Telecommunication Services – 0.0%
Cellular Telecommunications – 0.0%
UbiquiTel, Inc.	Expires 04/15/10(b)(e)(f)	150	—
		—
TELECOMMUNICATION SERVICES – 0.0%
Jazztel PLC	Expires 07/15/10(e)(f)(g)	40	—
		—
Telecommunication Services Total			—
COMMUNICATIONS TOTAL			—
	Total Warrants (cost of $7,679)		—
		Par ($)
Short-Term Obligation – 4.4%
	Repurchase agreement with Fixed Income Clearing Corp., dated 02/28/07, due 03/01/07 at 5.210%, collateralized by a U.S. Treasury Bond maturing 08/02/07, market value of $4,576,825 (repurchase proceeds $4,486,649)	4,486,000	4,486,000
	Total Short-Term Obligation (cost of $4,486,000)		4,486,000

Total Investments – 99.8% (cost of $98,139,023)(h)(i)	101,270,194
Other Assets & Liabilities, Net – 0.2%	250,234
Net Assets – 100.0%	101,520,428

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2007.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, these securities, which are not illiquid, except for the following, amounted to $9,968,610, which represents 9.8% of net assets.

	Acquisition
Security	Date	Par/Unit	Cost	Value
UbiquiTel, Inc.	04/11/00	$150	$7,600	—
		$150	$7,600	—

(c)	Step bond. Shown parenthetically is the next interest rate to be paid and the date the Trust will begin accruing at this rate.
(d)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.
(f)	Security has no value.
(g)	Non-income producing security.
(h)	Cost for federal income tax purposes is $100,203,285.
(i)	Unrealized appreciation and depreciation at February 28, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$3,864,733	$(2,797,824)	$1,066,909

At February 28, 2007, the Trust had entered into the following forward currency exchange contracts:

				Unrealized
Forward Currency		Aggregate	Settlement	Appreciation/
Contracts to Sell	Value	Face Value	Date	(Depreciation)
CAD	$1,017,816	$1,011,483	03/12/07	$(6,333)
CAD	684,246	679,694	03/12/07	(4,552)
CAD	641,756	647,669	03/26/07	5,913
EUR	807,451	792,513	03/06/07	(14,938)
EUR	99,315	97,772	03/15/07	(1,543)
EUR	926,980	912,583	03/16/07	(14,397)
EUR	1,006,608	999,605	03/20/07	(7,003)
EUR	66,224	65,731	03/20/07	(493)
EUR	980,413	975,483	03/27/07	(4,930)
GBP	1,178,475	1,166,220	03/16/07	(12,255)
SEK	1,245,030	1,250,863	03/16/07	5,833
				$(54,698)

Acronym	Name
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar
PIK	Payment-In-Kind
PLN	Polish Zloty
SEK	Swedish Krona
USD	United States Dollar
ZAR	South African Rand

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)        There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Colonial InterMarket Income Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 26, 2007

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	April 26, 2007